Filed Pursuant to Rule 497(e)

Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

Supplement dated January 6, 2017, to the Prospectus for Class A Shares, Class C Shares, Class I Shares and Class Y Shares of the Brookfield Global Listed Real Estate Fund, the Brookfield Global Listed Infrastructure Fund, the Brookfield Real Assets Securities Fund and the Brookfield U.S. Listed Real Estate Fund, dated April 29, 2016.

Effective immediately, all references to Nicholas Pope and Stavros Koutsantonis are deleted in their entirety.

In addition, effective immediately, the twelfth paragraph under the section “The Portfolio Managers” is being deleted and being replaced with the following:

“For the Real Assets Securities Fund, Messrs. Noble and Antonatos are primarily responsible for the asset allocations. Additionally, Messrs. Noble and Antonatos are jointly and primarily responsible for the natural resources and energy investment decisions. Messrs. Noble and Anguiano are jointly and primarily responsible for the infrastructure investment decisions. Messrs. Baine and Krieg are jointly and primarily responsible for the real estate investment decisions. Messrs. Erikson and Shipley are jointly and primarily responsible for the corporate credit investment decisions.”

Please contact the Funds at 1-855-244-4859 if you have any questions.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)

Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

Supplement dated January 6, 2017, to the Statement of Additional Information for Class A Shares, Class C Shares, Class I Shares and Class Y Shares of the Brookfield Global Listed Real Estate Fund, the Brookfield Global Listed Infrastructure Fund, the Brookfield Real Assets Securities Fund and the Brookfield U.S. Listed Real Estate Fund, dated April 29, 2016.

Effective immediately, all references to Nicholas Pope and Stavros Koutsantonis are deleted in their entirety.

In addition, effective immediately, the thirteenth paragraph under the section “Portfolio Managers” is being deleted and being replaced with the following:

“For the Real Assets Securities Fund, Messrs. Noble and Antonatos are primarily responsible for the asset allocations. Additionally, Messrs. Noble and Antonatos are jointly and primarily responsible for the natural resources and energy investment decisions. Messrs. Noble and Anguiano are jointly and primarily responsible for the infrastructure investment decisions. Messrs. Baine and Krieg are jointly and primarily responsible for the real estate investment decisions. Messrs. Erikson and Shipley are jointly and primarily responsible for the corporate credit investment decisions.”

Please contact the Funds at 1-855-244-4859 if you have any questions.

Please retain this Supplement with your SAI for reference.